Investment Portfolio - September 30, 2021

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS - 87.5%
ALABAMA - 1.0%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,127,900

ALASKA - 2.1%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	884,843
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	1,147,247
Public Impt., Prerefunded Balance, Series 2, Revenue Bond, 5.000%, 9/1/2022	365,000	372,099
Public Impt., Unrefunded Balance, Series 2, Revenue Bond, 5.000%, 9/1/2022	135,000	137,635
		2,541,824
ARIZONA - 3.1%
Mesa
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2023	1,050,000	1,137,160
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2024	1,200,000	1,353,936
Scottsdale, Water & Sewer, Revenue Bond, 5.250%, 7/1/2022	1,130,000	1,172,895
		3,663,991
COLORADO - 1.4%
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,205,570
Garfield Pitkin & Eagle Counties School District No. 1 Roaring Fork, Prerefunded Balance, G.O. Bond, 5.000%, 12/15/2024	500,000	504,815
		1,710,385
DISTRICT OF COLUMBIA - 3.6%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2022	1,385,000	1,429,348
Public Impt., Series D, G.O. Bond, 5.000%, 6/1/2022	1,250,000	1,290,025
Series A, Revenue Bond, 5.000%, 12/1/2021	515,000	518,981
District of Columbia Water & Sewer Authority, Series C, Revenue Bond, 5.000%, 10/1/2022	1,000,000	1,047,860
		4,286,214
FLORIDA - 6.8%
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	563,700
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	616,775
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	639,079
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Florida State, Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	$1,046,139
Florida State Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	539,566
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,266,070
Lee County, Water & Sewer, Series B, Revenue Bond, 5.000%, 10/1/2021	750,000	750,000
Orlando Utilities Commission, Series B, Revenue Bond, 5.000%, 10/1/2021	800,000	800,000
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL, 5.250%, 9/1/2023	500,000	547,365
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,256,910
		8,025,604
ILLINOIS - 8.0%
Aurora, Waterworks & Sewerage
Series B, Revenue Bond, 3.000%, 12/1/2022	500,000	515,920
Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	658,944
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,289,940
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	853,216
Illinois State, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	2,038,572
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,243,179
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,931,325
		9,531,096
INDIANA - 1.0%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,179,673

IOWA - 2.3%
Cedar Falls, Electric Utility, Revenue Bond, 5.000%, 12/1/2023	2,000,000	2,202,160
Johnston, Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	520,000	561,044
		2,763,204
KENTUCKY - 1.3%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,525,256

Investment Portfolio - September 30, 2021

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
LOUISIANA - 1.1%
New Orleans
Sewer Impt., Revenue Bond, 5.000%, 6/1/2023	300,000	$323,367
Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	608,995
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM, 3.000%, 12/1/2022	300,000	308,880
		1,241,242
MAINE - 1.1%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond, 4.000%, 11/1/2021	570,000	571,653
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	713,905
		1,285,558
MARYLAND - 0.6%
Baltimore County, G.O. Bond, 5.000%, 3/1/2023	665,000	710,293

MASSACHUSETTS - 0.4%
Massachusetts, Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	462,833

MISSOURI - 2.1%
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	833,843
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,704,859
		2,538,702
NEBRASKA - 1.4%
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	831,110
Omaha, Public Impt., Series A, G.O. Bond, 2.500%, 1/15/2023	760,000	782,534
		1,613,644
NEW JERSEY - 3.0%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	872,375
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	949,147
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,670,579
		3,492,101
NEW MEXICO - 1.1%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond, 5.000%, 7/1/2022	1,250,000	1,294,375
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK - 20.1%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	$2,345,220
New York City
Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	945,516
Series D, G.O. Bond, 1.216%, 8/1/2026	1,200,000	1,201,644
Series J, G.O. Bond, 5.000%, 8/1/2023	950,000	1,033,097
New York City Transitional Finance Authority, Building Aid, Prerefunded Balance, Series S-4A, Revenue Bond, 5.000%, 7/15/2023	645,000	700,115
New York City Water & Sewer System, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	4,281,445
New York State Dormitory Authority Public Impt., Prerefunded Balance, Series C, Revenue Bond, 5.000%, 3/15/2023	2,000,000	2,138,960
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	939,593
Series C, Revenue Bond, 0.887%, 3/15/2025	950,000	952,679
Series C, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,108,157
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,780,789
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond, 5.000%, 3/15/2024	765,000	817,709
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,546,816
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond, 5.000%, 11/15/2023	2,805,000	3,002,612
		23,794,352
NORTH CAROLINA - 1.9%
Charlotte, Series A, G.O. Bond, 5.000%, 8/1/2022	615,000	639,686
North Carolina Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,652,790
		2,292,476
OHIO - 4.2%
Brecksville-Broadview Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.000%, 12/1/2048	1,000,000	1,102,630
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	628,635

Investment Portfolio - September 30, 2021

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Mason (continued)
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	$705,031
Mentor, G.O. Bond, 5.000%, 12/1/2021	810,000	816,132
Middletown City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.250%, 12/1/2040	1,000,000	1,058,990
Toledo Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/15/2022	610,000	613,355
		4,924,773
OREGON - 1.2%
Metro, Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	825,000	851,210
Oregon State, Public Impt., Series K, G.O. Bond, 5.000%, 8/1/2023	575,000	625,296
		1,476,506
PENNSYLVANIA - 7.5%
Montgomery County, Series C, G.O. Bond, 5.000%, 9/1/2024	1,155,000	1,312,692
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	970,583
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	1,095,505
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,319,376
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	700,011
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	3,140,288
Pittsburgh Water & Sewer Authority,
Series B, Revenue Bond, AGM,
5.000%, 9/1/2032	300,000	392,994
		8,931,449
TENNESSEE - 1.3%
Knoxville Electric System Revenue
Series FF, Revenue Bond, 5.000%, 7/1/2023	800,000	828,368
Series FF, Revenue Bond, 5.000%, 7/1/2025	705,000	729,435
		1,557,803
TEXAS - 7.8%
Austin Electric Utility, Series A, Revenue Bond, 5.000%, 11/15/2022	500,000	526,900
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,653,632
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond, 5.000%, 8/15/2023	600,000	653,580
North Texas Tollway Authority Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	551,570
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
North Texas Tollway Authority (continued)
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	$2,358,260
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	1,176,027
San Antonio Electric & Gas, Revenue Bond, 5.000%, 2/1/2025	1,000,000	1,039,630
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	241,206
Revenue Bond, 5.000%, 12/15/2027	600,000	739,110
Revenue Bond, 5.000%, 12/15/2028	250,000	314,975
		9,254,890
WASHINGTON - 2.1%
Washington State, Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,477,340

TOTAL MUNICIPAL BONDS
(Identified Cost $101,751,075)		103,703,484

U.S. TREASURY SECURITIES - 4.6%

U.S. Treasury Notes - 4.6%
U.S. Treasury Note
1.625%, 12/15/2022	590,000	600,579
0.125%, 1/31/2023	605,000	604,716
0.125%, 2/28/2023	605,000	604,527
0.125%, 3/31/2023	605,000	604,433
0.25%, 4/15/2023	600,000	600,398
1.75%, 5/15/2023	590,000	604,681
0.25%, 6/15/2023	600,000	600,141
0.125%, 7/15/2023	605,000	603,724
2.50%, 8/15/2023	580,000	604,242

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $5,427,520)		5,427,441

SHORT-TERM INVESTMENT - 10.8%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $12,753,896)	12,753,896	12,753,896

TOTAL INVESTMENTS - 102.9%
(Identified Cost $119,932,491)		121,884,821
LIABILITIES, LESS OTHER ASSETS - (2.9)%		(3,438,165)
NET ASSETS - 100.0%		$118,446,656

Investment Portfolio - September 30, 2021

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of September 30, 2021.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$103,703,484	$—	$103,703,484	$—
U.S. Treasury and other U.S. Government agencies	5,427,441	—	5,427,441	—
Short-Term Investment	12,753,896	12,753,896	—	—
Total assets	$121,884,821	$12,753,896	$109,130,925	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or September 30, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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